Fair Value Measurements and Marketable Securities Available-for-Sale - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Accretion (Amortization) of Discounts and Premiums, Investments	$ 0.9	$ 0.3